Eaton Vance
Growth Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.	16,140	$ 4,220,287
		$ 4,220,287
Automobiles — 0.8%
Tesla, Inc.(1)	13,126	$ 3,434,155
		$ 3,434,155
Beverages — 0.8%
Coca-Cola Co.	48,386	$ 3,477,018
		$ 3,477,018
Biotechnology — 1.4%
AbbVie, Inc.	30,743	$ 6,071,128
		$ 6,071,128
Broadline Retail — 7.7%
Amazon.com, Inc.(1)	177,282	$ 33,032,955
		$ 33,032,955
Building Products — 1.1%
Trane Technologies PLC	12,430	$ 4,831,914
		$ 4,831,914
Capital Markets — 3.0%
Blue Owl Capital, Inc.	106,725	$ 2,066,196
Intercontinental Exchange, Inc.	13,977	2,245,265
S&P Global, Inc.	7,259	3,750,145
Tradeweb Markets, Inc., Class A	37,541	4,642,695
		$ 12,704,301
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	71,267	$ 3,734,391
Waste Connections, Inc.	26,173	4,680,256
		$ 8,414,647
Consumer Staples Distribution & Retail — 3.5%
BJ's Wholesale Club Holdings, Inc.(1)	51,895	$ 4,280,300
Costco Wholesale Corp.	7,669	6,798,722
Walmart, Inc.	46,883	3,785,802
		$ 14,864,824
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	29,006	$ 4,980,620
		$ 4,980,620
Entertainment — 1.9%
Netflix, Inc.(1)	11,314	$ 8,024,681
		$ 8,024,681
Financial Services — 3.3%
Shift4 Payments, Inc., Class A(1)(2)	54,823	$ 4,857,318
Visa, Inc., Class A	33,784	9,288,911
		$ 14,146,229
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	61,856	$ 4,649,097
		$ 4,649,097
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.(1)	10,289	$ 5,054,677
		$ 5,054,677
Health Care Providers & Services — 0.9%
Elevance Health, Inc.	7,743	$ 4,026,360
		$ 4,026,360
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A	129,105	$ 21,412,064
Alphabet, Inc., Class C	60,430	10,103,292
Meta Platforms, Inc., Class A	26,927	15,414,092
		$ 46,929,448
IT Services — 1.0%
Gartner, Inc.(1)	8,269	$ 4,190,398
		$ 4,190,398
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	7,070	$ 4,373,290
		$ 4,373,290
Pharmaceuticals — 3.1%
Eli Lilly & Co.	14,998	$ 13,287,328
		$ 13,287,328
Professional Services — 1.3%
TransUnion	52,707	$ 5,518,423
		$ 5,518,423

Eaton Vance
Growth Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(1)	34,667	$ 2,615,279
FirstService Corp.	23,098	4,214,461
		$ 6,829,740
Semiconductors & Semiconductor Equipment — 18.1%
Analog Devices, Inc.	25,018	$ 5,758,393
Broadcom, Inc.	77,900	13,437,750
Lam Research Corp.	8,629	7,041,954
NVIDIA Corp.	421,389	51,173,480
		$ 77,411,577
Software — 18.9%
Adobe, Inc.(1)	22,129	$ 11,457,954
Constellation Software, Inc.	651	2,117,934
Fair Isaac Corp.(1)	2,002	3,890,927
Fortinet, Inc.(1)	45,269	3,510,611
Intuit, Inc.	16,673	10,353,933
Microsoft Corp.	94,637	40,722,301
Nutanix, Inc., Class A(1)	33,278	1,971,722
Salesforce, Inc.	24,023	6,575,335
		$ 80,600,717
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	10,041	$ 2,645,603
Home Depot, Inc.	7,573	3,068,580
TJX Cos., Inc.	84,023	9,876,063
		$ 15,590,246
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	143,675	$ 33,476,275
		$ 33,476,275
Total Common Stocks (identified cost $150,104,836)		$420,140,335

Short-Term Investments — 1.8%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	5,010,254	$ 5,010,254
Total Affiliated Fund (identified cost $5,010,254)		$ 5,010,254
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(4)	2,817,073	$ 2,817,073
Total Securities Lending Collateral (identified cost $2,817,073)		$ 2,817,073
Total Short-Term Investments (identified cost $7,827,327)		$ 7,827,327
Total Investments — 100.1% (identified cost $157,932,163)		$427,967,662
Other Assets, Less Liabilities — (0.1)%		$ (292,612)
Net Assets — 100.0%		$427,675,050
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $4,210,538 and the total market value of the collateral received by the Fund was $4,267,646, comprised of cash of $2,817,073 and U.S. government and/or agencies securities of $1,450,573.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Growth Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,010,254, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$669,865	$30,953,803	$(26,613,414)	$ —	$ —	$5,010,254	$91,486	5,010,254
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$420,140,335*	$ —	$ —	$420,140,335
Short-Term Investments:
Affiliated Fund	5,010,254	—	—	5,010,254
Securities Lending Collateral	2,817,073	—	—	2,817,073
Total Investments	$427,967,662	$ —	$ —	$427,967,662
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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